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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

CLASS A, B AND C SHARES
April 30, 2002
(Unaudited)

-  CREDIT SUISSE
   GLOBAL POST-VENTURE CAPITAL FUND




More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

   For the six months ended April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1) and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse Global Post-Venture Capital Fund(2) (the "Fund") had gains of 5.63%, 5.23% and 5.23%, respectively, vs. gains of 10.40% for the Russell 2000 Growth Index,(3) 5.40% for the Lipper Global Funds Index,(4) and 2.66% for the Morgan Stanley Capital International World Index.(5)

   The reporting period was a positive one for stocks globally. However, after rallying late in 2001, most markets fell back in early 2002 on profit taking, reflecting uncertainty about how strong the global economic recovery would be. Worries over interest rates and corporate accounting practices also restrained equities.

   Against this backdrop, the Fund fared well vs. its benchmarks (with the exception of the small-cap-oriented Russell 2000 Growth Index, as small-cap stocks were especially strong in the period. The Fund held a number of small-cap names, but also continued to hold mid- and larger-cap companies as well). Stocks that aided the Fund's showing included its technology, consumer-discretionary, financial-services and industrial holdings. The Fund also benefited from having very limited exposure to the struggling telecommunications area. On the negative side, stocks that hindered the Fund's return included its health-care holdings, most specifically its biotechnology names.

   Regarding sector allocation, technology continued to be the Fund's largest weighting (roughly 25% of the Fund as of April 30). The weighting actually remained at the lower end of the Fund's historical position in technology, as we continued to have general concerns about the group's valuations amid a lull in demand for information technology. One move we made late in the period was to increase our exposure to non-U.S. technology companies at the expense of certain U.S. technology positions. Specifically, we purchased several cyclical-type companies outside the U.S. that we believe could have better growth dynamics, assuming the global economy continues to expand. Stocks we added included a U.K.-based software company.

   Elsewhere of note, we maintained a sizable weighting in the health-care area, where we believe a number of companies have attractive valuations and healthy longer-term growth prospects. Our holdings remained a mix of pharmaceutical, medical devices, and services companies. In terms of recent


                                       1
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portfolio activity, our moves included adding to a position in a pharmaceutical company that offers two cancer-treatment products, and we purchased a Swedish company that develops and manufactures equipment for sterilization and infection control. The rest of the Fund remained invested in a variety of sectors, led by the financial-services, industrial and consumer areas (one consumer stock we purchased in April was a specialty retailer backed by one of the premier private-equity firms in the U.S.).

   As we go forward, we are optimistic that the global economy could continue to recover, given the monetary and fiscal stimulus tools that have been employed in many economies. A key variable to us, however, is how much interest rates will rise around the world in the coming months. While many market watchers expect the U.S. Federal Reserve (the "Fed") to lift rates this year, Fed Chairman Alan Greenspan appears inclined to move modestly, and only on evidence that the U.S. economy is indeed expanding. The European Central Bank, meanwhile, may also begin to raise rates, but Europe's economic recovery in our view will be relatively weak, and we do not foresee aggressive monetary tightening over the intermediate term. In any event, we believe that stock selection will continue to be the dominant factor in performance, and our focus will remain on companies we deem to be innovative, well-managed and well-financed.


Elizabeth B. Dater            Vincent J. McBride            Greg Norton-Kidd
Co-Portfolio Manager          Co-Portfolio Manager          Co-Portfolio Manager


   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE FUND'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

       SUMMARY OF TOTAL RETURNS -- WITHOUT SALES CHARGE OR CDSC (4/30/02)

                                                SINCE                  INCEPTION
                        CLASS                 INCEPTION                  DATE
                        -----                 ---------                  ----
                    Class A                       -9.21%               7/31/2001
                    Class B                       -9.74%               7/31/2001
                    Class C                       -9.68%               7/31/2001


         SUMMARY OF TOTAL RETURNS -- WITH SALES CHARGE OR CDSC (4/30/02)

                                                SINCE                  INCEPTION
                        CLASS                 INCEPTION                  DATE
                        -----                 ---------                  ----
                    Class A                      -14.45%               7/31/2001
                    Class B                      -13.35%               7/31/2001
                    Class C                      -10.58%               7/31/2001

Class A shares have a maximum front-end sales charge of 5.75%.
Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively.

   TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE SEPTEMBER 30, 1996), PLEASE VISIT OUR WEBSITE (CreditSuisseFunds.com) OR CONTACT YOUR FINANCIAL REPRESENTATIVE.


----------
(1) Total return for Class A shares for the reporting period, based on offering price (with sales charge) was (0.45%). Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 1.23%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 4.23%.
(2) Name changed from Credit Suisse Warburg Pincus Global Post-Venture Capital Fund effective December 12, 2001.
(3) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(4) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc. Investors cannot invest directly in an index.
(5) The Morgan Stanley Capital International World Index is an unmanaged market capitalization-weighted index (with no defined investment objective) of securities listed on the stock exchanges of all developed countries. Investors cannot invest directly in an index.


                                       3
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CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                            NUMBER OF
                                                                              SHARES       VALUE
                                                                              ------       -----
COMMON STOCKS (96.2%)
BERMUDA (1.9%)
INSURANCE (1.9%)
    Ace, Ltd.                                                                 41,500  $  1,806,080
                                                                                      ------------
TOTAL BERMUDA                                                                            1,806,080
                                                                                      ------------
CANADA (1.4%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
    AXXENT, Inc. Class B(1,2,3,4)                                             90,600             0
                                                                                      ------------
PHARMACEUTICALS (1.4%)
    Biovail Corp. ADR(1)                                                      34,600     1,306,842
                                                                                      ------------
TOTAL CANADA                                                                             1,306,842
                                                                                      ------------
FRANCE (4.7%)
COMMERCIAL SERVICES & SUPPLIES (2.2%)
    Neopost SA(1)                                                             54,970     2,080,835
                                                                                      ------------
HEALTHCARE PROVIDERS & SERVICES (1.6%)
    Generale de Sante(1)                                                     101,400     1,552,353
                                                                                      ------------
MACHINERY (0.9%)
    Pinguely-Haulotte                                                         78,600       853,432
                                                                                      ------------
TOTAL FRANCE                                                                             4,486,620
                                                                                      ------------
IRELAND (1.3%)
AIRLINES (1.3%)
    Ryanair Holdings PLC(1)                                                  232,800     1,265,439
                                                                                      ------------
TOTAL IRELAND                                                                            1,265,439
                                                                                      ------------
ITALY (2.0%)
FOOD PRODUCTS (2.0%)
    Parmalat Finanziaria SpA                                                 550,350     1,934,028
                                                                                      ------------
TOTAL ITALY                                                                              1,934,028
                                                                                      ------------
JAPAN (7.1%)
COMMERCIAL SERVICES & SUPPLIES (2.5%)
    Venture Link Company, Ltd.                                               163,900     2,412,546
                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS (4.6%)
    Nintendo Company, Ltd.                                                    15,400     2,158,878
    Sega Corp.(1)                                                            102,040     2,288,747
                                                                                      ------------
                                                                                         4,447,625
                                                                                      ------------
TOTAL JAPAN                                                                              6,860,171
                                                                                      ------------
NETHERLANDS (2.4%)
FOOD PRODUCTS (2.4%)
    Nutreco Holding NV                                                        69,330     2,280,202
                                                                                      ------------
TOTAL NETHERLANDS                                                                        2,280,202
                                                                                      ------------


                 See Accompanying Notes to Financial Statements.


                                       4

                                                                            NUMBER OF
                                                                              SHARES       VALUE
                                                                              ------       -----
COMMON STOCKS (CONTINUED)
NORWAY (2.3%)
MEDIA (2.3%)
    Tandberg ASA(1)                                                          180,700   $ 2,181,949
                                                                                      ------------
TOTAL NORWAY                                                                             2,181,949
                                                                                      ------------
SPAIN (1.4%)
IT CONSULTING & SERVICES (1.4%)
    Indra Sistemas SA                                                        155,400     1,375,060
                                                                                      ------------
TOTAL SPAIN                                                                              1,375,060
                                                                                      ------------
SWEDEN (1.1%)
HEALTHCARE PROVIDERS & SERVICES (1.1%)
    Getinge AB Class B                                                        55,600     1,036,220
                                                                                      ------------
TOTAL SWEDEN                                                                             1,036,220
                                                                                      ------------
SWITZERLAND (1.4%)
COMPUTERS & PERIPHERALS (1.4%)
    Logitech International SA(1)                                              28,800     1,340,353
                                                                                      ------------
TOTAL SWITZERLAND                                                                        1,340,353
                                                                                      ------------
TAIWAN (5.2%)
COMPUTERS & PERIPHERALS (1.4%)
    Elitegroup Computer Systems, Ltd.(1)                                     256,000     1,342,091
                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.8%)
    Siliconware Precision Industries Co.(1)                                1,425,000     1,342,249
    United Microelectronics Corp.                                          1,494,500     2,281,615
                                                                                      ------------
                                                                                         3,623,864
                                                                                      ------------
TOTAL TAIWAN                                                                             4,965,955
                                                                                      ------------
UNITED KINGDOM (13.4%)
COMMERCIAL SERVICES & SUPPLIES (3.3%)
    Amey PLC                                                                 334,400     1,157,388
    Nestor Healthcare Group PLC                                              233,500     2,029,769
                                                                                      ------------
                                                                                         3,187,157
                                                                                      ------------
COMPUTERS & PERIPHERALS (1.2%)
    Marlborough Stirling PLC                                                 467,900     1,128,497
                                                                                      ------------
DIVERSIFIED FINANCIALS (1.8%)
    Amvescap PLC                                                             136,400     1,433,174
    Insignia Solutions, Inc. ADR(1)                                          183,600       321,355
                                                                                      ------------
                                                                                         1,754,529
                                                                                      ------------
HOUSEHOLD DURABLES (2.2%)
    MFI Furniture Group PLC                                                  964,700     2,059,582
                                                                                      ------------
PHARMACEUTICALS (2.0%)
    Shire Pharmaceuticals Group PLC(1)                                       258,100     1,914,499
                                                                                      ------------
SOFTWARE (1.5%)
Sage Group PLC                                                               495,200    1,428,878
                                                                                      ------------


                 See Accompanying Notes to Financial Statements.


                                       5

                                                                            NUMBER OF
                                                                              SHARES       VALUE
                                                                              ------       -----
COMMON STOCKS (CONTINUED)
SPECIALTY RETAIL (1.4%)
    Electronics Boutique PLC                                                 656,600   $ 1,339,609
                                                                                      ------------
TOTAL UNITED KINGDOM                                                                    12,812,751
                                                                                      ------------
UNITED STATES (50.6%)
BANKS (1.1%)
    Mellon Financial Corp.                                                    29,000     1,095,040
                                                                                      ------------
BIOTECHNOLOGY (4.5%)
    Affymetrix, Inc.(1)                                                       38,200       969,134
    Applera Corp-Celera Genomics Group(1)                                     41,019       641,537
    IDEC Pharmaceuticals Corp.(1)                                             30,100     1,653,995
    Medimmune, Inc.(1)                                                        31,400     1,048,760
                                                                                      ------------
                                                                                         4,313,426
                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
    Education Management Corp.(1)                                             30,200     1,302,224
                                                                                      ------------
COMMUNICATIONS EQUIPMENT (0.0%)
    Cisco Systems, Inc.(1)                                                     1,628        23,850
                                                                                      ------------
CONSTRUCTION & ENGINEERING (1.1%)
    Granite Construction, Inc.                                                45,300     1,046,883
                                                                                      ------------
DIVERSIFIED FINANCIALS (3.6%)
    Gabelli Asset Management, Inc. Class A(1)                                 38,900     1,517,100
    Radian Group, Inc.                                                        38,000     1,972,200
                                                                                      ------------
                                                                                         3,489,300
                                                                                      ------------
ELECTRICAL EQUIPMENT (1.1%)
    Fisher Scientific International, Inc.(1)                                  37,800     1,076,544
                                                                                      ------------
FOOD & DRUG RETAILING (1.2%)
    Pathmark Stores, Inc.(1)                                                  50,800     1,132,840
                                                                                      ------------
HEALTHCARE PROVIDERS & SERVICES (7.7%)
    AdvancePCS(1)                                                             69,400     2,346,414
    Anthem, Inc.(1)                                                           27,100     1,848,220
    Manor Care, Inc.(1)                                                       60,800     1,558,912
    Quest Diagnostics, Inc.(1)                                                17,200     1,581,196
                                                                                      ------------
                                                                                         7,334,742
                                                                                      ------------
HOTELS RESTAURANTS & LEISURE (1.8%)
    Six Flags, Inc.                                                           96,100     1,758,630
                                                                                      ------------
HOUSEHOLD DURABLES (2.2%)
    Lennar Corp.                                                              28,600     1,588,444
    Tuesday Morning Corp.(1)                                                  17,700       471,705
                                                                                      ------------
                                                                                         2,060,149
                                                                                      ------------
INTERNET & CATALOG RETAIL (0.9%)
    Ariba, Inc.                                                              224,300       841,125
                                                                                      ------------


                 See Accompanying Notes to Financial Statements.


                                       6

                                                                            NUMBER OF
                                                                              SHARES       VALUE
                                                                              ------       -----
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
INTERNET SOFTWARE & SERVICES (2.4%)
    BEA Systems, Inc.(1)                                                      73,300     $ 785,776
    Interwoven, Inc.(1)                                                      108,600       458,292
    Openwave Systems, Inc.(1)                                                164,400       940,368
    Planetweb, Inc.(1,2,4,5)                                                 183,800       130,498
                                                                                      ------------
                                                                                         2,314,934
                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS (2.1%)
    Mattel, Inc.                                                              95,700     1,975,248
                                                                                      ------------
LIMITED PARTNERSHIPS (1.5%)
    Austin Ventures LP(5)                                                     82,581        82,581
    Boston Ventures LP(5)                                                    537,768       537,768
    CVC Capital Partners(5)                                                   34,697        34,697
    Madison Dearborn Capital Partners IV LP(5)                                36,373        36,373
    New Enterprise Associates LP(5)                                          508,706       508,706
    Oak Investment Partners X LP(5)                                          224,695       224,695
                                                                                      ------------
                                                                                         1,424,820
                                                                                      ------------
MEDIA (2.5%)
    Insight Communications Company, Inc.(1)                                   75,000     1,163,250
    USA Networks, Inc.(1)                                                     40,700     1,217,337
                                                                                      ------------
                                                                                         2,380,587
                                                                                      ------------
MEDICAL PROVIDERS & SERVICES (0.5%)
    Medical Staffing Network Holdings, Inc.(1)                                21,700       526,008
                                                                                      ------------
OIL & GAS (3.3%)
    Chaparral Resources, Inc.(1)                                               5,556        12,501
    Newfield Exploration Co.(1)                                               41,000     1,551,850
    Premcor, Inc.(1)                                                           5,900       166,675
    Spinnaker Exploration Co.(1)                                              32,400     1,388,340
                                                                                      ------------
                                                                                         3,119,366
                                                                                      ------------
REAL ESTATE (1.5%)
    Istar Financial                                                           45,100     1,402,610
                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.4%)
    Ultratech Stepper, Inc.(1)                                                64,200     1,095,894
    Xilinx, Inc.(1)                                                           30,900     1,166,784
                                                                                      ------------
                                                                                         2,262,678
                                                                                      ------------
SOFTWARE (3.7%)
    E.piphany, Inc.(1)                                                       170,200     1,024,604
    Manugistics Group, Inc.(1)                                                91,400     1,440,464
    NetIQ Corp.(1)                                                            46,100     1,034,023
                                                                                      ------------
                                                                                         3,499,091
                                                                                      ------------
SPECIALTY RETAIL (4.1%)
    Barnes & Noble, Inc.(1)                                                   31,700       957,974
    Hot Topic, Inc.(1)                                                        54,300     1,225,008
    Urban Outfitters, Inc.(1)                                                 23,900       722,736

                 See Accompanying Notes to Financial Statements.


                                       7

                                                                            NUMBER OF
                                                                              SHARES       VALUE
                                                                              ------       -----
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
    Yankee Candle Company, Inc.                                               45,600   $ 1,000,464
                                                                                      ------------
                                                                                         3,906,182
                                                                                      ------------
TOTAL UNITED STATES                                                                     48,286,277
                                                                                      ------------
TOTAL COMMON STOCKS (Cost $91,965,600)                                                  91,937,947
                                                                                      ------------
PREFERRED STOCK (0.8%)
UNITED STATES (0.8%)
CONSUMER SERVICES (0.8%)
    PRN Corp. (Cost $792,000)(1,4)                                            88,000       792,000
                                                                                      ------------
WARRANTS (0.0%)
CANADA (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Wysdom, Inc.(1,4)                                                         60,000        18,600
                                                                                      ------------
UNITED KINGDOM (0.0%)
SOFTWARE (0.0%)
    Insignia Solutions, Inc.(1)                                               91,800             0
                                                                                      ------------
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp.(1,4)                                                            20,366             0
                                                                                      ------------
TOTAL WARRANTS (Cost $228,000)                                                              18,600
                                                                                      ------------
                                                                                PAR
                                                                               (000)
                                                                               -----
SHORT-TERM INVESTMENT (2.6%)
    State Street Bank & Trust Co. Euro Time Deposit  1.750%  5/01/02
    (Cost $2,492,000)                                                         $2,492     2,492,000
                                                                                      ------------
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $95,477,600(6))                                95,240,547
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                               381,169
                                                                                      ------------
NET ASSETS (100.0%)                                                                    $95,621,716
                                                                                      ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

(1)  Non-income producing security.
(2)  Illiquid security.
(3)  Company filed for bankruptcy 4/23/01.
(4)  Fair value determined by management.
(5)  Private placement.
(6)  Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
      Investments at value (Cost $95,477,600)                                                            $95,240,547
      Cash                                                                                                       541
      Foreign currency (Cost $715,077)                                                                       715,339
      Receivable for investments sold                                                                        851,889
      Dividend, interest and reclaim receivable                                                               62,707
      Receivable for fund shares sold                                                                          8,835
      Prepaid expenses and other assets                                                                       54,332
                                                                                                         -----------
         Total Assets                                                                                     96,934,190
                                                                                                         -----------
LIABILITIES
      Advisory fee payable                                                                                    41,934
      Administrative services fee payable                                                                     15,727
      Distribution fee payable                                                                                23,581
      Directors fee payable                                                                                      979
      Payable for investments purchased                                                                    1,112,347
      Other accrued expenses payable                                                                         117,906
                                                                                                         -----------
         Total Liabilities                                                                                 1,312,474
                                                                                                         -----------
NET ASSETS
      Capital stock, $0.001 par value                                                                          6,145
      Paid-in capital                                                                                    166,463,429
      Accumulated net investment loss                                                                       (655,415)
      Accumulated net realized loss on investments and foreign currency transactions                     (69,956,926)
      Net unrealized depreciation from investments and foreign currency translations                        (235,517)
                                                                                                         -----------
         Net Assets                                                                                      $95,621,716
                                                                                                         ===========
COMMON SHARES
      Net assets                                                                                         $93,019,680
      Shares outstanding                                                                                   5,975,189
                                                                                                         -----------
      Net asset value, offering price and redemption price per share                                          $15.57
                                                                                                              ======
ADVISOR SHARES
      Net assets                                                                                         $ 2,199,106
      Shares outstanding                                                                                     143,544
                                                                                                         -----------
      Net asset value, offering price and redemption price per share                                          $15.32
                                                                                                              ======
A SHARES
      Net assets                                                                                           $  41,545
      Shares outstanding                                                                                       2,668
                                                                                                         -----------
      Net asset value and redemption price per share                                                          $15.57
                                                                                                              ======
      Maximum offering price per share  (net asset value/(1-5.75%))                                           $16.52
                                                                                                              ======
B SHARES
      Net assets                                                                                          $  279,344
      Shares outstanding                                                                                      18,042
                                                                                                         -----------
      Net asset value and offering price per share                                                            $15.48
                                                                                                              ======
C SHARES
      Net assets                                                                                           $  82,041
      Shares outstanding                                                                                       5,295
                                                                                                         -----------
      Net asset value and offering price per share                                                            $15.49
                                                                                                              ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
      Dividends                                                                                        $   162,317
      Interest                                                                                              56,557
      Foreign taxes withheld                                                                                (9,766)
                                                                                                       -----------
         Total investment income                                                                           209,108
                                                                                                       -----------
EXPENSES
      Investment advisory fees                                                                             651,572
      Administrative services fees                                                                          98,448
      Shareholder servicing/Distribution fees                                                              134,762
      Transfer agent fees                                                                                  172,508
      Registration fees                                                                                     43,883
      Printing fees                                                                                         40,027
      Legal fees                                                                                            30,544
      Custodian fees                                                                                        21,558
      Audit fees                                                                                             7,891
      Directors fees                                                                                         6,763
      Insurance expense                                                                                      3,613
      Interest expense                                                                                         685
      Miscellaneous expense                                                                                  2,977
                                                                                                       -----------
         Total expenses                                                                                  1,215,231
      Less: fees waived                                                                                   (350,708)
                                                                                                       -----------
         Net expenses                                                                                      864,523
                                                                                                       -----------
            Net investment loss                                                                           (655,415)
                                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
         Net realized loss from investments                                                             (2,024,414)
         Net realized loss from foreign currency transactions                                              (42,913)
         Net change in unrealized appreciation (depreciation) from investments                           8,392,369
         Net change in unrealized appreciation (depreciation) from foreign currency translations            10,807
                                                                                                       -----------
         Net realized and unrealized gain from investments and foreign currency related items            6,335,849
                                                                                                       -----------
         Net increase in net assets resulting from operations                                          $ 5,680,434
                                                                                                       ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         FOR THE SIX MONTHS
                                                                                               ENDED                  FOR THE YEAR
                                                                                           APRIL 30, 2002                 ENDED
                                                                                             (UNAUDITED)            OCTOBER 31, 2001
                                                                                             -----------            ----------------
FROM OPERATIONS
   Net investment loss                                                                       $  (655,415)            $   (1,602,940)
   Net loss on investments and foreign currency transactions                                  (2,067,327)               (64,110,078)
   Net change in unrealized appreciation (depreciation) from investments
     and foreign currency translations                                                         8,403,176                (37,024,603)
                                                                                             -----------             --------------
     Net increase (decrease) in net assets resulting from operations                           5,680,434               (102,737,621)
                                                                                             -----------             --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                               45,356,558                115,690,007
   Net asset value of shares redeemed                                                        (52,639,217)              (136,164,025)
                                                                                             -----------             --------------
     Net decrease in net assets from capital share transactions                               (7,282,659)               (20,474,018)
                                                                                             -----------             --------------
   Net decrease in net assets                                                                 (1,602,225)              (123,211,639)
NET ASSETS
   Beginning of period                                                                        97,223,941                220,435,580
                                                                                             -----------             --------------
   End of period                                                                              95,621,716                 97,223,941
                                                                                             ===========             ==============
ACCUMULATED NET INVESTMENT LOSS                                                              $  (655,415)            $           --
                                                                                             ===========             ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                  FOR THE SIX            FOR THE PERIOD
                                                                                 MONTHS ENDED                 ENDED
                                                                                APRIL 30, 2002             OCTOBER 31,
                                                                                  (UNAUDITED)                2001(1)
                                                                                  -----------                -------
PER SHARE DATA
   Net asset value, beginning of period                                             $14.74                   $ 17.15
                                                                                    ------                   -------
INVESTMENT OPERATIONS
   Net investment loss                                                               (0.05)                    (0.06)
   Net gain (loss) on investments and foreign currency
      related items (both realized and unrealized)                                    0.88                     (2.35)
                                                                                    ------                   -------
         Total from investment operations                                             0.83                     (2.41)
                                                                                    ------                   -------
NET ASSET VALUE, END OF PERIOD                                                      $15.57                   $ 14.74
                                                                                    ======                   =======
         Total return(2)                                                              5.63%                   (14.05)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                         $   42                       $ 1
      Ratio of expenses to average net assets(3)                                      1.65%                     1.65%
      Ratio of net investment loss to average net assets(3)                          (1.15)%                   (1.39)%
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements(3)                                      0.67%                     1.03%
   Portfolio turnover rate                                                              48%                      138%

(1)  For the period July 31, 2001 (inception date) through October 31, 2001.
(2)  Total return does not consider the effects of sales charges.
     Non-annualized.
(3)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                                  FOR THE SIX            FOR THE PERIOD
                                                                                 MONTHS ENDED                 ENDED
                                                                                APRIL 30, 2002             OCTOBER 31,
                                                                                  (UNAUDITED)                2001(1)
                                                                                  -----------                -------
PER SHARE DATA
   Net asset value, beginning of period                                             $14.71                   $ 17.15
                                                                                    ------                   -------
INVESTMENT OPERATIONS
   Net investment loss                                                               (0.09)                    (0.08)
   Net gain (loss) on investments and foreign currency
      related items (both realized and unrealized)                                    0.86                     (2.36)
                                                                                    ------                   -------
         Total from investment operations                                             0.77                     (2.44)
                                                                                    ------                   -------
NET ASSET VALUE, END OF PERIOD                                                      $15.48                   $ 14.71
                                                                                    ======                   =======
         Total return(2)                                                              5.23%                   (14.23)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                         $  279                   $     1
      Ratio of expenses to average net assets(3)                                      2.40%                     2.40%
      Ratio of net investment loss to average net assets(3)                          (1.96)%                   (2.09)%
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements(3)                                      0.67%                     1.02%
   Portfolio turnover rate                                                              48%                      138%


(1)  For the period July 31, 2001 (inception date) through October 31, 2001.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(3)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                  FOR THE SIX            FOR THE PERIOD
                                                                                 MONTHS ENDED                 ENDED
                                                                                APRIL 30, 2002             OCTOBER 31,
                                                                                  (UNAUDITED)                2001(1)
                                                                                  -----------                -------
PER SHARE DATA
   Net asset value, beginning of period                                            $14.72                   $ 17.15
                                                                                   ------                   -------
INVESTMENT OPERATIONS
   Net investment loss                                                              (0.12)                    (0.10)
   Net gain (loss) on investments and foreign currency
      related items (both realized and unrealized)                                   0.89                     (2.33)
                                                                                   ------                   -------
         Total from investment operations                                            0.77                     (2.43)
                                                                                   ------                   -------
NET ASSET VALUE, END OF PERIOD                                                     $15.49                   $ 14.72
                                                                                   ======                   =======
         Total return(2)                                                             5.23%                   (14.17)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                        $   82                   $    42
      Ratio of expenses to average net assets(3)                                     2.40%                     2.40%
      Ratio of net investment loss to average net assets(3)                         (1.98)%                   (2.70)%
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements(3)                                     0.67%                     1.14%
   Portfolio turnover rate                                                            48%                      138%


(1)  For the period July 31, 2001 (inception date) through October 31, 2001.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(3)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Global Post-Venture Capital Fund, formerly Credit Suisse Warburg Pincus Global Post-Venture Capital Fund ("the Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital.

   The Fund is authorized to offer five classes of shares: Common, Advisor, Class A, Class B, and Class C shares. Effective December 12, 2001, the Fund closed the Common Class to new investors. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Common and Advisor Class shares are contained in a separate book.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   The Fund initially values its investments in private-equity portfolios at cost. After that, it values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Fund's sub-investment adviser, generally receives on a quarterly basis. The Fund's net asset value typically will not reflect interim changes in the values of its private-equity-portfolio investments.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2002 the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund`s average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $651,572 and $350,708, respectively.

   Effective May 1, 2002, Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, became sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Fund's assets invested in U.S. or foreign private limited partner ships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Fund to Abbott for its sub-investment advisory services.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $52,126.

   For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

            AVERAGE DAILY NET ASSETS                                ANNUAL RATE
            ------------------------                                -----------
            First $500 million                                 .08% of average daily net assets
            Next $1 billion                                    .07% of average daily net assets
            Over $1.5 billion                                  .06% of average daily net assets

   For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $46,322.

   At its meeting held on February 12, 2002, the Board of Directors adopted a resolution to approve a Co-Adminstrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Common and Class A shares of the Fund. For the Advisor Class shares, the fee is calculated at an annual rate of ..50% of average daily net assets. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                                       SHAREHOLDER SERVICING/
       FUND                                                               DISTRIBUTION FEE
       ----                                                               ----------------
       Common Class                                                          $126,425
       Advisor Class                                                            7,136
       Class A                                                                     28
       Class B                                                                    842
       Class C                                                                    331
                                                                             --------
                                                                             $134,762
                                                                             ========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $113,275, which is included in the Fund's transfer agent expense.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $35,742 for its services to the Fund.


NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

             AVERAGE DAILY            WEIGHTED AVERAGE                 MAXIMUM DAILY
             LOAN BALANCE              INTEREST RATE %               LOAN OUTSTANDING
             ------------              ---------------               ----------------
                 $710                       2.472%                       $259,000

   Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $47,724,744 and $54,494,038, respectively.

   At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $13,236,111, $13,472,902 and $236,791, respectively.


NOTE 5. RESTRICTED SECURITIES

   Certain investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of the Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 2002, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                     PERCENTAGE
                              SECURITY       ACQUISITION      MARKET                   OF NET
SECURITY DESCRIPTION            TYPE             DATE          COST        VALUE       ASSETS
--------------------            ----             ----          ----        -----       ------
Austin Venture              Ltd. Partnership   7/13/01    $   90,001   $   82,581      0.09%
Boston Ventures LP          Ltd. Partnership   9/01/96       767,367      537,768      0.55%
CVC Capital Partners        Ltd. Partnership   9/04/01        44,896       34,697      0.04%
Madison Dearborn
  Capital Partners IV LP    Ltd. Partnership   4/02/01        53,734       36,373      0.04%
New Enterprise Associates   Ltd. Partnership  12/01/96       679,514      508,706      0.52%
Oak Investment Partners X   Ltd. Partnership   1/18/01       269,908      224,695      0.23%
Planetweb, Inc.             Common             9/08/00       998,331      130,498      0.13%
PRN Corp. Series E          Preferred          8/13/01       792,000      792,000      0.82%
PRN Corp. Series E          Warrants           8/14/01            --           --        --
Wysdom, Inc.                Warrants           2/22/00       228,000       18,600      0.02%
                                                          ----------   ----------      ----
                                                          $3,923,751   $2,365,918      2.44%
                                                          ==========   ==========      ====

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares, one billion are designated as Class A shares, one billion are designated as Class B and one billion are classified as Class C shares. Transactions in capital shares were as follows:

                                                             COMMON CLASS
                                     ------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                     --------------------------        --------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     -----------   ------------        ------------ -------------
Shares sold                           2,742,820    $ 43,602,145          5,385,909  $ 106,536,802
Shares redeemed                      (3,168,950)    (50,415,121)        (6,640,566)  (125,249,330)
                                     ----------    ------------         ----------  -------------
Net decrease                           (426,130)   $ (6,812,976)        (1,254,657) $ (18,712,528)
                                     ==========    ============         ==========  =============
                                                             ADVISOR CLASS
                                     ------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED                       FOR THE
                                           APRIL 30, 2002                      YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2001
                                     --------------------------        --------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     -----------   ------------        ------------ -------------
Shares sold                              88,051    $  1,364,035            510,011   $  9,108,888
Shares redeemed                        (141,360)     (2,206,050)          (627,955)   (10,914,695)
                                     ----------    ------------         ----------   ------------
Net decrease                            (53,309)   $   (842,015)          (117,944)  $ (1,805,807)
                                     ==========    ============         ==========   ============
                                                                CLASS A
                                     ------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED                       FOR THE
                                           APRIL 30, 2002                     PERIOD ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2001(1)
                                     --------------------------        --------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     -----------   ------------        ------------ -------------
Shares sold                               2,601    $     42,094                 67   $      1,142
                                     ----------    ------------         ----------   ------------
Net increase                              2,601    $     42,094                 67   $      1,142
                                     ==========    ============         ==========   ============

----------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

                                                                CLASS B
                                     ------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED                       FOR THE
                                           APRIL 30, 2002                     PERIOD ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2001(1)
                                     --------------------------        --------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     -----------   ------------        ------------ -------------
Shares sold                              19,124    $    309,184                 67   $      1,150
Shares redeemed                          (1,149)        (18,023)                 -              -
                                     ----------    ------------         ----------   ------------
Net increase                             17,975    $    291,161                 67   $      1,150
                                     ==========    ============         ==========   ============
                                                                CLASS C
                                     ------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED                       FOR THE
                                           APRIL 30, 2002                     PERIOD ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2001(1)
                                     --------------------------        --------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                     -----------   ------------        ------------ -------------
Shares sold                               2,435    $     39,100              2,861   $     42,025
Shares redeemed                              (1)            (23)                 -              -
                                     ----------    ------------         ----------   ------------
Net increase                              2,434    $     39,077              2,861   $     42,025
                                     ==========    ============         ==========   ============





----------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on Friday May 1, 2002, at 2:00 p.m. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are not included in the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM U.K."):

                                                   % OF TOTAL        % OF TOTAL
                                     SHARES    SHARES OUTSTANDING   SHARES VOTED
                                     ------    ------------------   ------------
            For                    4,258,370             62.83%             93.02%
            Against                  167,966              2.48%              3.67%
            Abstain                  151,690              2.24%              3.31%

   To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM Japan"):

                                                   % OF TOTAL        % OF TOTAL
                                     SHARES    SHARES OUTSTANDING   SHARES VOTED
                                     ------    ------------------   ------------
            For                    4,260,775             62.86%             93.07%
            Against                  165,241              2.44%              3.61%
            Abstain                  152,010              2.24%              3.32%

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